Employee benefit obligations - Defined benefit scheme (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Employee benefit obligations
Employee benefit obligations.	$ 957	$ 997	[1]	$ 954		$ 784
Ardagh Group S.A.
Employee benefit obligations
Employee benefit obligations.	957	997
Ardagh Group S.A. | Defined benefit plan
Employee benefit obligations
Obligations	(2,503)	(2,762)
Assets	1,673	1,897
Net	(830)	(865)
Ardagh Group S.A. | Defined benefit plan | United States
Employee benefit obligations
Obligations	(1,217)	(1,313)
Assets	1,040	1,179
Net	(177)	(134)
Ardagh Group S.A. | Defined benefit plan | Germany
Employee benefit obligations
Obligations	(386)	(405)
Net	(386)	(405)
Ardagh Group S.A. | Defined benefit plan | United Kingdom
Employee benefit obligations
Obligations	(862)	(1,000)
Assets	624	706
Net	(238)	(294)
Ardagh Group S.A. | Defined benefit plan | Other
Employee benefit obligations
Obligations	(38)	(44)
Assets	9	12
Net	(29)	(32)
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Employee benefit obligations.	$ 127	$ 132

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements